Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Quality Factor ETF	Nov. 29, 2024
Fidelity Quality Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	24.13%
Past 5 years	14.29%
Since Inception	12.72%	[1]
Fidelity Quality Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.70%
Past 5 years	13.88%
Since Inception	12.30%	[1]
Fidelity Quality Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.55%
Past 5 years	11.42%
Since Inception	10.31%	[1]
IXZ6H
Average Annual Return:
Past 1 year	24.42%
Past 5 years	14.62%
Since Inception	13.04%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .